Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.07350%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,830,113.20

Principal:
Principal Collections	$30,567,028.38
Prepayments in Full	$15,053,805.86
Liquidation Proceeds	$931,584.03
Recoveries	$22,233.95
Sub Total	$46,574,652.22
Collections	$50,404,765.42

Purchase Amounts:
Purchase Amounts Related to Principal	$254,975.56
Purchase Amounts Related to Interest	$1,415.59
Sub Total	$256,391.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,661,156.57

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,661,156.57
Servicing Fee	$1,182,058.74	$1,182,058.74	$0.00	$0.00	$49,479,097.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,479,097.83
Interest - Class A-2a Notes	$1,024,146.84	$1,024,146.84	$0.00	$0.00	$48,454,950.99
Interest - Class A-2b Notes	$164,028.10	$164,028.10	$0.00	$0.00	$48,290,922.89
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$47,152,628.72
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$46,773,174.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,773,174.97
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$46,650,009.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,650,009.30
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$46,561,663.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,561,663.47
Regular Principal Payment	$62,531,390.02	$46,561,663.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,661,156.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,561,663.47
Total					$46,561,663.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$38,550,641.23	$80.11	$1,024,146.84	$2.13	$39,574,788.07	$82.24
Class A-2b Notes	$8,011,022.24	$80.11	$164,028.10	$1.64	$8,175,050.34	$81.75
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$46,561,663.47	$28.54	$2,917,434.36	$1.79	$49,479,097.83	$30.33

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$442,077,771.09	0.9186604	$403,527,129.86	0.8385502
Class A-2b Notes	$91,866,042.78	0.9186604	$83,855,020.54	0.8385502
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,266,623,813.87	0.7762840	$1,220,062,150.40	0.7477475

Pool Information
Weighted Average APR	3.233%	3.218%
Weighted Average Remaining Term	52.06	51.20
Number of Receivables Outstanding	52,702	51,693
Pool Balance	$1,418,470,488.18	$1,370,972,247.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,296,329,914.26	$1,253,210,976.48
Pool Factor	0.7939057	0.7673213

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$117,761,271.44
Targeted Overcollateralization Amount	$166,879,824.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$150,910,097.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$690,846.43
(Recoveries)		11	$22,233.95
Net Loss for Current Collection Period			$668,612.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5656%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3354%
Second Prior Collection Period			0.4595%
Prior Collection Period			0.2943%
Current Collection Period			0.5753%
Four Month Average (Current and Prior Three Collection Periods)			0.4161%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		703	$2,677,043.69
(Cumulative Recoveries)			$91,398.73
Cumulative Net Loss for All Collection Periods			$2,585,644.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1447%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,808.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,678.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	373	$10,773,960.35
61-90 Days Delinquent	0.07%	31	$946,428.87
91-120 Days Delinquent	0.03%	11	$355,208.26
Over 120 Days Delinquent	0.01%	3	$128,221.93
Total Delinquent Receivables	0.89%	418	$12,203,819.41

Repossession Inventory:
Repossessed in the Current Collection Period		47	$1,672,399.35
Total Repossessed Inventory		65	$2,290,900.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0689%
Prior Collection Period			0.1025%
Current Collection Period			0.0871%
Three Month Average			0.0862%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1043%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer